Consolidated Statements of Financial Position - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash	$ 15,361	$ 660
Marketable securities	2,675	346
Amounts receivable	827	55
Prepaid expenses and deposits	785	651
Current assets	19,648	1,712
Non-current assets:
Restricted cash	165	115
Prepaid expenses and deposits	243	149
Property and equipment	1,222	1,272
Mineral property interests	160,772	39,714
Non-current assets	162,402	41,250
Total assets	182,050	42,962
Current liabilities:
Accounts payable and accrued liabilities	3,280	1,067
Flow-through share premium liability	7,644	7
Bridge loan	0	2,931
Advances received for exploration	316	0
Lease liability	55	0
Current liabilities	11,295	4,005
Non-current liabilities:
Lease liability	193	0
Provision for site reclamation and closure	4,290	2,134
Total liabilities	15,778	6,139
Equity:
Share capital	294,710	129,413
Share option and warrant reserve	11,521	9,992
Accumulated other comprehensive income	0	22
Deficit	(139,959)	(102,604)
Total equity	166,272	36,823
Total liabilities and equity	$ 182,050	$ 42,962